NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 1,582,299	$ 216,774	¥ 2,080,197	¥ 1,194,871
Denominator:
Weighted average number of ordinary shares outstanding, basic	173,256,348	173,256,348	176,749,706	174,695,959
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method	1,455,221	1,455,221	1,938,613	695,373
Weighted average number of ordinary shares outstanding, diluted	174,711,569	174,711,569	178,688,319	175,391,332
Basic net income per share | (per share)	¥ 9.1327	$ 1.2512	¥ 11.7692	¥ 6.8397
Diluted net income per share | (per share)	¥ 9.0566	$ 1.2408	¥ 11.6415	¥ 6.8126